AFBA 5STAR FUND, INC.

                            AFBA 5Star Balanced Fund
                           AFBA 5Star High Yield Fund
                            AFBA 5Star Large Cap Fund
                             AFBA 5Star Mid Cap Fund
                      AFBA 5Star Science & Technology Fund
                            AFBA 5Star Small Cap Fund
                           AFBA 5Star USA Global Fund

                                 Advisory Series
                            Class A, B, and C Shares

     Supplement  dated November 17, 2004 to the  Prospectus  dated July 31, 2004

This Supplement provides new and additional information beyond that contained in the Prospectus and should be read in conjunction with the Prospectus.

The Board of Directors of AFBA 5Star Fund, Inc. has approved the imposition of a 2.00% redemption fee to be charged when an investor redeems or exchanges Class A, B and C shares of each Fund that were acquired within the previous 60 days. The fee is designed to protect long-term shareholders from the negative effects of short-term trading (market timing) activity by other shareholders. Any redemption fees will be paid directly to the Funds to offset the costs of short-term trading. The redemption fee will become effective on February 1, 2005.

The following information replaces "Shareholder Fees" tables found on pages 14 and 15 of the Advisory Series Prospectus under the respective sections entitled "Fees & Expenses":

AFBA 5Star Balanced Fund
AFBA 5Star Large Cap Fund
AFBA 5Star Mid Cap Fund
AFBA 5Star Science & Technology Fund
AFBA 5Star Small Cap Fund
AFBA 5Star USA Global Fund

Shareholder Fees
(fees paid directly from your investment)                               Class A        Class B(1)       Class C
-------------------------------------------------------------------- --------------- ------------- ------------------
Maximum Sales Charge (Load) Imposed on Purchases                         5.50%(2)        None            None
   (as a percentage of offering price).................................
Maximum Deferred Sales Charge (Load)...................................  1.00%(3)       4.75%(4)        1.00%(5)
Maximum Sales Charge (Load) Imposed on Reinvested Dividends............   None           None            None
Redemption Fee (as a percentage of amount redeemed, if applicable)       2.00%(6)       2.00%(6)        2.00%(6)
Exchange Fee...........................................................   None           None            None
----------------------------------------------------------------------------------------------------------------------

1 Class B Shares convert to Class A Shares automatically at the end of the seventh year (84th month) after purchase. Investors seeking to purchase Class B Shares in amounts that exceed $250,000 should discuss with their financial consultant whether the purchase of another class would be more appropriate; such orders may be rejected by a Fund.

2 Reduced for purchases of $50,000 and more; waived for certain systematic retirement accounts. Investments of $1 million or more are sold with no initial sales charge. However, a 1% contingent deferred sales charge may be imposed if redemptions are made within one year of purchase. Employer-sponsored defined contribution plans investing $1 million or more, or with 100 or more eligible employees, and Individual Retirement Account rollovers involving retirement plan assets invested in an AFBA 5Star Fund, may invest with no sales charge and are not subject to a contingent deferred sales charge. Investments made through retirement plans, endowments or foundations with $50 million or more in assets, or through certain qualified fee based programs may also be made with no sales charge and are not subject to a contingent deferred sales charge.

3 Class A Shares are not subject to a contingent deferred sales charge (a "CDSC"); except certain purchases that are not subject to an initial sales charge may instead be subject to a CDSC of 1.00% on amounts redeemed within the first year of purchase. Such a CDSC may be waived in connection with redemptions to participants in certain fee-based programs.
4 A CDSC will be charged on redemptions of Class B Shares as follows: 4.75% during the first year; 4.25% during the second year; 3.25% during the third year; 2.25% during the fourth year and fifth year; 1.25% during the sixth year; and 0.50% during the seventh year. Class B Shares automatically convert into Class A Shares at the end of the seventh year after purchase and thereafter will not be subject to a CDSC.

5 Class C Shares are subject to a 1.00% CDSC only if they are redeemed within the first 12 months after purchase.

6 The redemption fee is calculated as a percentage of the amount redeemed and may be charged when shares are sold or exchanged within 60 days of purchase. The fee is retained by the Fund and withheld from redemption proceeds. For more details, see "How to Redeem Shares" section of this prospectus.



AFBA 5 Star High Yield Fund

Shareholder Fees
(fees paid directly from your investment)                                Class A       Class B(1)        Class C
--------------------------------------------------------------------- -------------- -------------- ------------------
Maximum Sales Charge (Load) Imposed on Purchases                         3.75%(2)        None             None
   (as a percentage of offering price).................................
Maximum Deferred Sales Charge (Load)...................................  1.00%(3)       4.00%(4)         1.00%(5)
Maximum Sales Charge (Load) Imposed on Reinvested Dividends............   None           None             None
Redemption Fee (as a percentage of amount redeemed for shares held
     less than 60 days payable to the Fund)                              2.00%(6)       2.00%(6)         2.00%(6)
Exchange Fee...........................................................   None           None             None
--------------------------------------------------------------------- -------------- -------------- ------------------

1 Class B Shares convert to Class A Shares automatically at the end of the seventh year (84th month) after purchase. Investors seeking to purchase Class B Shares in amounts that exceed $250,000 should discuss with their financial consultant whether the purchase of another class would be more appropriate; such orders may be rejected by a Fund.

2 Reduced for purchases of $50,000 and more; waived for certain systematic retirement accounts. Investments of $1 million or more are sold with no initial sales charge. However, a 1% contingent deferred sales charge may be imposed if redemptions are made within one year of purchase. Employer-sponsored defined contribution plans investing $1 million or more, or with 100 or more eligible employees, and Individual Retirement Account rollovers involving retirement plan assets invested in an AFBA 5Star Fund, may invest with no sales charge and are not subject to a contingent deferred sales charge. Investments made through retirement plans, endowments or foundations with $50 million or more in assets, or through certain qualified fee based programs may also be made with no sales charge and are not subject to a contingent deferred sales charge.

3 Class A Shares are not subject to a contingent deferred sales charge (a "CDSC"); except certain purchases that are not subject to an initial sales charge may instead be subject to a CDSC of 1.00% on amounts redeemed within the first year of purchase. Such a CDSC may be waived in connection with redemptions to participants in certain fee-based programs.

4 A CDSC will be charged on redemptions of Class B Shares as follows: 4.00% during the first year; 3.00% during the second year and third year; 2.00% during the fourth year, fifth year and sixth year; and 1.00% during the seventh year. Class B Shares automatically convert into Class A Shares at the end of the seventh year after purchase and thereafter will not be subject to a CDSC.

5 Class C Shares are subject to a 1.00% CDSC only if they are redeemed within the first 12 months after purchase.

6 The redemption fee is calculated as a percentage of the amount redeemed and may be charged when shares are sold or exchanged within 60 days of purchase. The fee is retained by the Fund and withheld from redemption proceeds. For more details, see "How to Redeem Shares" section of this prospectus.



The following information is added under the section entitled "How to Redeem Shares" on page 42 of the Advisory Series Prospectus:

Redemption Fee - Effective February 1, 2005, the Funds will charge a redemption fee of 2% on proceeds from shares redeemed or exchanged within 60 days following their acquisition (either by purchase or exchange). The redemption fee will be calculated as a percentage of the net asset value of such shares at the time of redemption. This redemption fee is paid directly to the Fund from which shares are redeemed and exchanged. The redemption fee is not a sales charge or a contingent deferred sales charge. The purpose of the additional transaction fee is to allocate costs associated with redemptions to those investors making redemptions after holding their shares for a short period, thus protecting existing shareholders. For purposes of applying the redemption fee, shares held the longest will be treated as being redeemed first and those shares held the shortest as being redeemed last.

 The 2% redemption fee will not be charged on the following transactions.

o Redemptions of shares resulting from the death or disability (as defined in the Internal Revenue Code) of the shareholder including a joint owner.
o Redemptions of shares on an account which has demonstrated a severe hardship, such as a medical emergency, as determined in the absolute discretion of the Adviser.
o    Redemption of shares acquired through dividend reinvestment.
o Redemption of shares acquired through lump sum or other distributions from a qualified corporate or self-employed retirement plan following the retirement (or following attainment of age 59 1/2 in the case or a "key employee" of a "top heavy" plan), as described in the prospectus.
o Redemption of shares acquired through distributions from an individual retirement account (IRA) or Custodial Account under Section 403(b)(7) of the tax code, following attainment of age 59 1/2, as described in the prospectus.

Each Fund also has the discretion to waive the 2% redemption fee if the Fund is in jeopardy of failing the 90% income test or losing its regulated investment company (RIC) qualification for tax purposes. Despite the Funds' implementation of the 2% redemption fee, there may be certain intermediaries that are unable to enforce the Funds' redemption fee (or process its exceptions) because of their inability for various reasons to assess the fee to underlying shareholders or that may use criteria and methods for tracking, applying, and/or calculating the fee that may differ in some respects from that of the Funds.

The following replaces the paragraph entitled "Exchanges to Another AFBA 5Star Fund" under section entitled "Additional Policies About Transactions" on page 45 of the Advisory Series Prospectus:

Exchanges to Another AFBA 5Star Fund - You must redeem the minimum investment amount of the AFBA 5Star Fund into which you are exchanging. The names and registrations on the two accounts must be identical. Your shares must have been held in an open account for 15 days or more and we must have received good payment before we will exchange shares. An exchange of shares held for less than 60 days may be subject to a redemption fee of 2.00%. For more details, see "How to Redeem Shares" section of this prospectus. You should review the prospectus of the Fund being purchased. Call us for a free copy at (888) 578-2733.

The following is inserted as the fourth line in the table entitled "How to Sell Shares" and "How to Exchange Shares" under the section entitled "Conducting Business with AFBA 5Star Fund" on page 49 of the Advisory Series Prospectus:

HOW TO SELL SHARES

A sale of shares held for less than 60 days may be subject to a redemption fee of 2.00%. For more details, see the "How to Redeem Shares" section of this prospectus.

HOW TO EXCHANGE SHARES

An exchange of shares held for less than 60 days may be subject to a redemption fee of 2.00%. For more details, see the "How to Redeem Shares" section of this prospectus.



          INVESTORS SHOULD RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

                              AFBA 5STAR FUND, INC.

                            AFBA 5Star Balanced Fund
                           AFBA 5Star High Yield Fund
                            AFBA 5Star Large Cap Fund
                             AFBA 5Star Mid Cap Fund
                      AFBA 5Star Science & Technology Fund
                            AFBA 5Star Small Cap Fund
                           AFBA 5Star USA Global Fund

                              Institutional Series
                                 Class I Shares

    Supplement dated November 17, 2004 to the Prospectus dated July 31, 2004

     This Supplement provides new and additional information beyond that contained in the Prospectus and should be read in conjunction with the Prospectus.

The Board of Directors of AFBA 5Star Fund, Inc. has approved the imposition of a 2.00% redemption fee to be charged when an investor redeems or exchanges Class I shares of each Fund that were acquired within the pervious 60 days. The fee is designed to protect long-term shareholders from the negative effects of short-term trading (market timing) activity by other shareholders. Any redemption fees will be paid directly to the Funds to offset the costs of short-term trading. The redemption fee will become effective on February 1, 2005.

The following information replaces "Shareholder Fees" tables found on pages 14 of the Institutional Series Prospectus under section entitled "Fees & Expenses":

                                                                                          AFBA                      AFBA
                                         AFBA       AFBA        AFBA         AFBA        5Star         AFBA        5Star
                                        5Star       5Star       5Star       5Star      Science &       5Star        USA
                                      Balanced      High      Large Cap    Mid Cap    Technology     Small Cap     Global
                                         Fund     Yield Fund    Fund         Fund         Fund         Fund         Fund
------------------------------------- ----------- ----------- ------------ ----------- ------------- ------------ -----------
Shareholder Fees
(fees paid directly from your
investment)
   Maximum Sales Charge (Load)
     Imposed on Purchases (as a
     percentage of offering price).      None        None        None         None         None         None         None
   Maximum Deferred Sales Charge
     (Load)........................      None        None        None         None         None         None         None
   Maximum Sales Charge (Load)
     Imposed on Reinvested Dividends.    None        None        None         None         None         None         None
   Redemption Fee (as a percentage
    of amount redeemed, if applicable.   2.00%*      2.00%*       2.00%*       2.00%*      2.00%*       2.00%*       2.00%*
   Exchange Fee....................      None        None        None         None         None         None         None

* The redemption fee is calculated as a percentage of the amount redeemed and may be charged when shares are sold or exchanged within 60 days of purchase. The fee is retained by the Fund and withheld from redemption proceeds. For more details, see "How to Redeem Shares" section of this prospectus.


The following information is added under the section entitled "How to Redeem Shares" on page 26 of the Institutional Series Prospectus:

Redemption Fee - Effective February 1, 2005, the Funds will charge a redemption fee of 2% on proceeds from shares redeemed or exchanged within 60 days following their acquisition (either by purchase or exchange). The redemption fee will be calculated as a percentage of the net asset value of such shares at the time of redemption. This redemption fee is paid directly to the Fund from which shares are redeemed and exchanged. The redemption fee is not a sales charge or a contingent deferred sales charge. The purpose of the additional transaction fee is to allocate costs associated with redemptions to those investors making redemptions after holding their shares for a short period, thus protecting existing shareholders. For purposes of applying the redemption fee, shares held the longest will be treated as being redeemed first and those shares held the shortest as being redeemed last.

The 2% redemption fee will not be charged on the following transactions.

o Redemptions of shares resulting from the death or disability (as defined in the Internal Revenue Code) of the shareholder including a joint owner.
o Redemptions of shares on an account which has demonstrated a severe hardship, such as a medical emergency, as determined in the absolute discretion of the Adviser.
o    Redemption of shares acquired through dividend reinvestment.
o Redemption of shares acquired through lump sum or other distributions from a qualified corporate or self-employed retirement plan following the retirement (or following attainment of age 59 1/2 in the case or a "key employee" of a "top heavy" plan), as described in the prospectus.
o Redemption of shares acquired through distributions from an individual retirement account (IRA) or Custodial Account under Section 403(b)(7) of the tax code, following attainment of age 59 1/2, as described in the prospectus.

Each Fund also has the discretion to waive the 2% redemption fee if the Fund is in jeopardy of failing the 90% income test or losing its regulated investment company (RIC) qualification for federal income tax purposes. Despite the Funds' implementation of the 2% redemption fee, there may be certain intermediaries that are unable to enforce the Funds' redemption fee (or process its exceptions) because of their inability for various reasons to assess the fee to underlying shareholders or that may use criteria and methods for tracking, applying, and/or calculating the fee that may differ in some respects from that of the Funds.

The following replaces the paragraph entitled "Exchanges to Another AFBA 5Star Fund" under the section entitled "Additional Policies About Transactions" on page 29 of the Institutional Series Prospectus:

Exchanges to Another AFBA 5Star Fund - You must redeem the minimum investment amount of the AFBA 5Star Fund into which you are exchanging. The names and registrations on the two accounts must be identical. Your shares must have been held in an open account for 15 days or more and we must have received good payment before we will exchange shares. An exchange of shares held for less than 60 days may be subject to a redemption fee of 2.00%. For more details, see "How to Redeem Shares" section of this prospectus. You should review the prospectus of the Fund being purchased. Call us for a free copy at (888) 578-2733.

The following is inserted as the third line in the table entitled "How to Sell Shares" and "How to Exchange Shares" under the section entitled "Conducting Business with AFBA 5Star Fund" on page 31 of the Institutional Series
Prospectus:

HOW TO SELL SHARES

A sale of shares held for less than 60 days may be subject to a redemption fee of 2.00%. For more details, see the "How to Redeem Shares" section of this prospectus.

HOW TO EXCHANGE SHARES

An exchange of shares held for less than 60 days may be subject to a redemption fee of 2.00%. For more details, see the "How to Redeem Shares" section of this prospectus.



          INVESTORS SHOULD RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

                              AFBA 5STAR FUND, INC.

                            AFBA 5Star Balanced Fund
                           AFBA 5Star High Yield Fund
                            AFBA 5Star Large Cap Fund
                             AFBA 5Star Mid Cap Fund
                      AFBA 5Star Science & Technology Fund
                            AFBA 5Star Small Cap Fund
                           AFBA 5Star USA Global Fund

                                Retirement Series
                                 Class R Shares

    Supplement dated November 17, 2004 to the Prospectus dated July 31, 2004

This Supplement provides new and additional information beyond that contained in the Prospectus and should be read in conjunction with the Prospectus.

The Board of Directors of AFBA 5Star Fund, Inc. has approved the imposition of a 2.00% redemption fee to be charged when an investor redeems or exchanges Class R shares of each Fund that were acquired within the previous 60 days. The fee is designed to protect long-term shareholders from the negative effects of short-term trading (market timing) activity by other shareholders. Any redemption fees will be paid directly to the Funds to offset the costs of short-term trading. The redemption fee will become effective on February 1, 2005.

The following information replaces "Shareholder Fees" table found on pages 14 of the Retirement Series Prospectus under the section entitled "Fees & Expenses":


                                                                                           AFBA                      AFBA
                                         AFBA        AFBA        AFBA         AFBA        5Star         AFBA        5Star
                                        5Star       5Star        5Star       5Star      Science &       5Star        USA
                                      Balanced      High       Large Cap    Mid Cap    Technology    Small Cap      Global
                                         Fund     Yield Fund     Fund         Fund         Fund         Fund         Fund
------------------------------------- ----------- ----------- ------------ ----------- ------------- ------------ -----------
Shareholder Fees
(fees paid directly from your
investment)
   Maximum Sales Charge (Load)
     Imposed on Purchases (as a
     percentage of offering price).      None        None        None         None         None         None         None
   Maximum Deferred Sales Charge
     (Load)........................      None        None        None         None         None         None         None
   Maximum Sales Charge (Load)
     Imposed on Reinvested Dividends..   None        None        None         None         None         None         None
   Redemption Fee (as a percentage
     of amount redeemed, if applicable.  2.00%*      2.00%*      2.00%*       2.00%*       2.00%*       2.00%*       2.00%*
   Exchange Fee....................      None        None        None         None         None         None         None

* The redemption fee is calculated as a percentage of the amount redeemed and may be charged when shares are sold or exchanged within 60 days of purchase. The fee is retained by the Fund and withheld from redemption proceeds. For more details, see "How to Purchase, Redeem and Exchange Shares" section of this prospectus.


The following information is added under the section entitled "How to Purchase, Redeem and Exchange Shares" on page 24 of the Retirement Series Prospectus:

Redemption Fee - Effective February 1, 2005, the Funds will charge a redemption fee of 2% on proceeds from shares redeemed or exchanged within 60 days following their acquisition (either by purchase or exchange). The redemption fee will be calculated as a percentage of the net asset value of such shares at the time of redemption. This redemption fee is paid directly to the Fund from which shares are redeemed and exchanged. The redemption fee is not a sales charge or a contingent deferred sales charge. The purpose of the additional transaction fee is to allocate costs associated with redemptions to those investors making redemptions after holding their shares for a short period, thus protecting existing shareholders. For purposes of applying the redemption fee, shares held the longest will be treated as being redeemed first and those shares held the shortest as being redeemed last.

The 2% redemption fee will not be charged on the following transactions.

o Redemptions of shares resulting from the death or disability (as defined in the Internal Revenue Code) of the shareholder including a joint owner.
o Redemptions of shares on an account which has demonstrated a severe hardship, such as a medical emergency, as determined in the absolute discretion of the Adviser.
o    Redemption of shares acquired through dividend reinvestment.
o Redemption of shares acquired through lump sum or other distributions from a qualified corporate or self-employed retirement plan following the retirement (or following attainment of age 59 1/2 in the case or a "key employee" of a "top heavy" plan), as described in the prospectus.
o Redemption of shares acquired through distributions from an individual retirement account (IRA) or Custodial Account under Section 403(b)(7) of the tax code, following attainment of age 59 1/2, as described in the prospectus.

Each Fund also has the discretion to waive the 2% redemption fee if the Fund is in jeopardy of failing the 90% income test or losing its regulated investment company (RIC) qualification for tax purposes. Despite the Funds' implementation of the 2% redemption fee, there may be certain intermediaries that are unable to enforce the Funds' redemption fee (or process its exceptions) because of their inability for various reasons to assess the fee to underlying shareholders or that may use criteria and methods for tracking, applying, and/or calculating the fee that may differ in some respect from that of the Funds.


The following is inserted as the fifth line in the section entitled "How to Redeem Shares" under the section entitled "Information for Plan Sponsors and Administrators" on page 26 of the Retirement Series Prospectus:

HOW TO SELL SHARES

A sale of shares held for less than 60 days may be subject to a redemption fee of 2.00%. For more details, see "How to Redeem Shares" section of this prospectus.





          INVESTORS SHOULD RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

                              AFBA 5STAR FUND, INC.

                                 Consisting of:

                            AFBA 5STAR BALANCED FUND
                           AFBA 5STAR HIGH YIELD FUND
                            AFBA 5STAR LARGE CAP FUND
                             AFBA 5STAR MID CAP FUND
                      AFBA 5STAR SCIENCE & TECHNOLOGY FUND
                            AFBA 5STAR SMALL CAP FUND
                           AFBA 5STAR USA GLOBAL FUND


                       Supplement dated November 17, 2004
           to Statement of Additional Information dated July 31, 2004


THIS SUPPLEMENT CONTAINS NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE STATEMENT OF ADDITIONAL INFORMATION AND SHOULD BE READ IN CONJUNCTION WITH THE STATEMENT OF ADDITIONAL INFORMATION.

The Board of Directors of AFBA 5Star Fund, Inc. has approved a 2.00% redemption fee to be charged when an investor redeems or exchanges shares of each Fund that were acquired within the previous 60 days. The fee is designed to protect long-term shareholders from the negative effects of short-term trading (market timing) activity by other shareholders. Any redemption fees will be paid directly to the Funds to offset the costs of short-term trading. The redemption fee will be effective February 1, 2005.

The following insert is added to the "Sales (Redemptions)" sub-section in the section entitled "Purchasing and Selling Shares" on page 35 of the Statement of Additional Information:

Redemption Fee - Effective February 1, 2005, the Funds will charge a redemption fee of 2% on proceeds from shares redeemed or exchanged within 60 days following their acquisition (either by purchase or exchange). The redemption fee will be calculated as a percentage of the net asset value of such shares at the time of redemption. This redemption fee is paid directly to the Fund from which shares are redeemed and exchanged. The redemption fee is not a sales charge or a contingent deferred sales charge. The purpose of the additional transaction fee is to allocate costs associated with redemptions to those investors making redemptions after holding their shares for a short period, thus protecting existing shareholders. For purposes of applying the redemption fee, shares held the longest will be treated as being redeemed first and those shares held the shortest as being redeemed last.

 The 2% redemption fee will not be charged on the following transactions.

o Redemptions of shares resulting from the death or disability (as defined in the Internal Revenue Code) of the shareholder including a joint owner.

o Redemptions of shares on an account which has demonstrated a severe hardship, such as a medical emergency, as determined in the absolute discretion of the Adviser.
o    Redemption of shares acquired through dividend reinvestment.
o Redemption of shares acquired through lump sum or other distributions from a qualified corporate or self-employed retirement plan following the retirement (or following attainment of age 59 1/2 in the case or a "key employee" of a "top heavy" plan), as described in the prospectus.
o Redemption of shares acquired through distributions from an individual retirement account (IRA) or Custodial Account under Section 403(b)(7) of the tax code, following attainment of age 59 1/2, as described in the prospectus.

Each Fund also has the discretion to waive the 2% redemption fee if the Fund is in jeopardy of failing the 90% income test or losing its regulated investment company (RIC) qualification for tax purposes. Despite the Funds' implementation of the 2% redemption fee, there may be certain intermediaries that are unable to enforce the Funds' redemption fee (or process its exceptions) because of their inability for various reasons to assess the fee to underlying shareholders or that may use criteria and methods for tracking, applying, and/or calculating the fee that may differ in some respects from that of the Funds.






          INVESTORS SHOULD RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.